Stock based Compensation - Additional Information (Detail) (USD $)	1 Months Ended	2 Months Ended	3 Months Ended		12 Months Ended
	Dec. 31, 2013	Jul. 31, 2013	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2014 Scenario, Forecast
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum aggregate number of shares that may be issued	10,000,000			10,000,000	10,000,000
Granted	200,000	7,500,000			9,700,000
Forfeited				2,000,000
Options outstanding	7,700,000			7,700,000	7,700,000
Options Granted, Exercisable Price	$ 9.05	$ 0.25			$ 0.43
Shares vested					2,500,000
Remaining to Shares vested	5,200,000			5,200,000	5,200,000
Exercisable period					5 years
Percentage of shares vested					50.00%		50.00%
Marketability discount					25.00%
Weighted-average grant-date fair value of options granted					$ 0.47
Stock based compensation expense			$ 44,688		$ 435,000	$ 0
Unrecognized compensation cost related to nonvested share-based compensation	$ 130,000			$ 130,000	$ 130,000